Risk and Capital Management (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 1,396,543	R$ 1,247,113
Other financial assets percentage	100.00%	100.00%
Public Sector [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 871,579	R$ 831,963
Other financial assets percentage	62.40%	66.70%
Services [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 196,419	R$ 150,100
Other financial assets percentage	14.10%	12.00%
Other Sectors [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 181,722	R$ 145,163
Other financial assets percentage	13.00%	11.70%
Financial [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 146,823	R$ 119,887
Other financial assets percentage	10.50%	9.60%